BILLINGS IN EXCESS OF COSTS (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016
Billings in Excess of Costs [Table Text Block]
	October 31, 2016	July 31, 2016
	(Unaudited)
Costs incurred on uncompleted contracts	$1,506,659	$853,787

Billings to date	(952,240)	(143,135)

	$554,419	$710,652

Included in the accompanying balance sheets as follows:
Costs in excess of billings on uncompleted contracts	$832,390	$710,652
Billings on uncompleted contracts in excess of costs	(277,971)	-

	$554,419	$710,652

			July 31,
	July 31, 2016	July 31, 2015	2014
Costs incurred on uncompleted contracts	$853,787	$2,033,840	$7,863,873

Billings to date	(143,135)	(5,523,616)	(11,710,958)

	$710,652	$(3,489,776)	$(3,847,085)

Included in the accompanying balance sheets as follows:
Costs in excess of billings on uncompleted contracts	$710,652	$-	$-
Billings on uncompleted contracts in excess of costs	-	(3,489,776)	(3,847,085)

	$710,652	$(3,489,776)	$(3,847,085)